Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Weighted Average Number Of Shares Outstanding [Line Items]
Basic weighted average number of shares	55,336,402	[1]	46,031,386	[1]	37,294,962	[1]
Effect of dilutive potential share options:	147,076
Diluted weighted average number of shares	55,483,478	[1]	46,031,386	[1]	37,294,962	[1]

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2012 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 10 - Common Stock to these consolidated financial statements.